Investment Grade Fixed Income Portfolio (Prospectus Summary): | Investment Grade Fixed Income Portfolio
Investment Grade Fixed Income Portfolio

Prospectus Supplement

October 11, 2011

Morgan Stanley Institutional Fund Trust

Supplement dated October 11, 2011 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2011 of:

Investment Grade Fixed Income Portfolio

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Trustees of Morgan Stanley Institutional Fund Trust, at a meeting held on September 27-28, 2011, approved various changes with respect to the Investment Grade Fixed Income Portfolio (the "Portfolio") including (i) changing the Portfolio's name, (ii) changing the Portfolio's 80% investment policy and (iii) changing the Portfolio's principal investment strategies and corresponding risks, as appropriate. In connection with these approvals, it is anticipated that there will be no change in the Portfolio's portfolio management team.

A change in the Portfolio's name requires the Portfolio to make a change to its 80% investment policy to reflect the 80% investment requirement suggested by its name. As a result, effective December 20, 2011, (i) the Portfolio's name will be changed to the Corporate Bond Portfolio, (ii) the Portfolio's 80% investment policy will be changed to "[u]nder normal market circumstances, at least 80% of the Portfolio's assets will be invested in corporate bonds" and (iii) changes to the Portfolio's principal investment strategies and corresponding risks will be implemented. Accordingly, effective December 20, 2011, the Prospectus is revised as follows:

All references to the "Investment Grade Fixed Income Portfolio" in the Prospectus are hereby deleted and replaced with "Corporate Bond Portfolio."

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Principal Investment Strategies

The first paragraph of the section of the Prospectus entitled "Portfolio Summary—Investment Grade Fixed Income Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in corporate bonds. The Portfolio invests primarily in a diversified mix of U.S. dollar-denominated corporate bonds and will ordinarily seek to maintain an average weighted maturity between five and ten years. The Portfolio invests primarily in U.S. corporate bonds that carry an investment grade rating or, if unrated, are determined to be of a comparable quality by the Portfolio's "Adviser," Morgan Stanley Investment Management Inc., at the time of purchase.

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The second paragraph of the section of the Prospectus entitled "Portfolio Summary—Investment Grade Fixed Income Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Adviser employs a value approach toward fixed income investing and evaluates the relative attractiveness of corporate bonds. The Adviser relies upon value measures to guide its decisions regarding sector and security selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk and prepayment risk.

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The first, second and third sentences of the third paragraph of the section of the Prospectus entitled "Portfolio Summary—Investment Grade Fixed Income Portfolio—Principal Investment Strategies" are hereby deleted.

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Principal Risks

The sections of the Prospectus entitled "Portfolio Summary—Investment Grade Fixed Income Portfolio—Principal Risks—Municipal Securities," "—Mortgage Securities," "—Asset-Backed Securities" and "—Foreign and Emerging Market Securities" are hereby deleted.

Please retain this supplement for future reference.